Quarterly Holdings Report
for

Fidelity® Series All-Sector Equity Fund

April 30, 2021

ASE-QTLY-0621
1.884782.109

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 10.6%
Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp. (a)	68,700	$930,885
Entertainment - 2.2%
Activision Blizzard, Inc.	74,821	6,822,927
Cinemark Holdings, Inc. (a)	67,400	1,428,880
Electronic Arts, Inc.	34,300	4,873,344
Live Nation Entertainment, Inc. (a)	120,000	9,825,600
Netflix, Inc. (a)	13,500	6,931,845
Spotify Technology SA (a)	17,200	4,336,464
Take-Two Interactive Software, Inc. (a)	16,600	2,911,308
The Walt Disney Co. (a)	246,617	45,875,694
World Wrestling Entertainment, Inc. Class A (b)	13,800	760,518
		83,766,580
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	3,900	9,178,650
Class C (a)	59,466	143,320,196
Facebook, Inc. Class A (a)	276,700	89,949,636
IAC (a)	27,700	7,021,119
Match Group, Inc. (a)	27,915	4,344,411
Snap, Inc. Class A (a)	47,600	2,942,632
TripAdvisor, Inc. (a)	12,500	589,125
Twitter, Inc. (a)	130,200	7,189,644
Zoominfo Technologies, Inc.	49,400	2,561,884
		267,097,297
Media - 0.8%
Altice U.S.A., Inc. Class A (a)	92,500	3,358,675
Comcast Corp. Class A	368,348	20,682,740
Interpublic Group of Companies, Inc.	30,700	974,725
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	59,800	2,807,012
Liberty SiriusXM Series A (a)	26,800	1,211,092
Liberty SiriusXM Series C (a)	3,165	143,153
Nexstar Broadcasting Group, Inc. Class A	10,800	1,592,028
		30,769,425
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	219,012	28,938,056

TOTAL COMMUNICATION SERVICES		411,502,243

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.5%
Aptiv PLC (a)	134,000	19,281,260
Automobiles - 0.9%
Tesla, Inc. (a)	51,500	36,536,160
Diversified Consumer Services - 0.2%
Service Corp. International	157,700	8,427,488
Hotels, Restaurants & Leisure - 1.8%
Las Vegas Sands Corp. (a)	328,100	20,099,406
Marriott International, Inc. Class A	151,000	22,426,520
The Booking Holdings, Inc. (a)	10,490	25,869,179
		68,395,105
Household Durables - 0.3%
Lennar Corp. Class A	118,700	12,297,320
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	38,220	132,524,792
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	148,000	17,005,200
Specialty Retail - 3.5%
Best Buy Co., Inc.	169,800	19,742,646
Burlington Stores, Inc. (a)	70,560	23,025,845
The Home Depot, Inc.	152,379	49,320,511
TJX Companies, Inc.	344,296	24,445,016
Ulta Beauty, Inc. (a)	61,100	20,123,285
		136,657,303
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co.	99,200	10,813,792
NIKE, Inc. Class B	223,800	29,680,356
		40,494,148

TOTAL CONSUMER DISCRETIONARY		471,618,776

CONSUMER STAPLES - 5.5%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)	2,500	3,041,225
Constellation Brands, Inc. Class A (sub. vtg.)	45,100	10,838,432
Keurig Dr. Pepper, Inc.	140,443	5,034,882
Molson Coors Beverage Co. Class B (a)	29,200	1,604,540
Monster Beverage Corp. (a)	103,698	10,063,891
PepsiCo, Inc.	158,800	22,892,608
The Coca-Cola Co.	419,300	22,633,814
		76,109,392
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	52,800	19,646,352
Performance Food Group Co. (a)	28,400	1,667,080
U.S. Foods Holding Corp. (a)	10,500	435,330
Walgreens Boots Alliance, Inc.	102,300	5,432,130
Walmart, Inc.	147,800	20,678,698
		47,859,590
Food Products - 0.7%
Beyond Meat, Inc. (a)(b)	6,600	869,088
Bunge Ltd.	26,600	2,245,572
Darling Ingredients, Inc. (a)	34,900	2,423,805
Freshpet, Inc. (a)	19,200	3,548,544
Lamb Weston Holdings, Inc.	67,100	5,401,550
Mondelez International, Inc.	238,400	14,497,104
		28,985,663
Household Products - 1.1%
Procter & Gamble Co.	276,700	36,917,314
The Clorox Co.	22,700	4,142,750
		41,060,064
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	38,300	12,018,540
Tobacco - 0.2%
Altria Group, Inc.	157,300	7,511,075

TOTAL CONSUMER STAPLES		213,544,324

ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	123,600	2,481,888
Halliburton Co.	78,700	1,539,372
Oceaneering International, Inc. (a)	119,700	1,286,775
		5,308,035
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	298,500	5,970,000
Cheniere Energy, Inc. (a)	45,300	3,511,656
Chevron Corp.	23,429	2,414,827
EQT Corp. (a)	22,500	429,750
Exxon Mobil Corp.	709,624	40,618,878
Hess Corp.	235,600	17,554,556
Kosmos Energy Ltd. (a)	618,879	1,769,994
Magellan Midstream Partners LP	25,600	1,197,312
Marathon Petroleum Corp.	19,100	1,062,915
Murphy Oil Corp.	191,000	3,233,630
Phillips 66 Co.	105,900	8,568,369
Targa Resources Corp.	81,300	2,820,297
Valero Energy Corp.	81,600	6,035,136
		95,187,320

TOTAL ENERGY		100,495,355

FINANCIALS - 11.5%
Banks - 4.3%
Bank of America Corp.	1,059,287	42,932,902
Citigroup, Inc.	120,884	8,611,776
Citizens Financial Group, Inc.	135,900	6,289,452
Comerica, Inc.	112,200	8,432,952
First Horizon National Corp.	310,500	5,679,045
JPMorgan Chase & Co.	185,400	28,516,374
M&T Bank Corp.	32,500	5,124,925
PNC Financial Services Group, Inc.	67,900	12,693,905
Signature Bank	27,700	6,966,827
Wells Fargo & Co.	956,200	43,076,810
		168,324,968
Capital Markets - 2.6%
Bank of New York Mellon Corp.	471,700	23,528,396
BlackRock, Inc. Class A	26,300	21,547,590
Cboe Global Markets, Inc.	37,900	3,955,623
Goldman Sachs Group, Inc.	26,500	9,233,925
Morgan Stanley	281,000	23,196,550
State Street Corp.	135,500	11,375,225
StepStone Group, Inc. Class A	50,800	1,691,640
Virtu Financial, Inc. Class A	240,532	7,126,963
		101,655,912
Consumer Finance - 2.2%
Ally Financial, Inc.	161,500	8,309,175
American Express Co.	166,800	25,578,780
Capital One Financial Corp.	327,205	48,779,721
SLM Corp.	143,800	2,827,108
		85,494,784
Diversified Financial Services - 0.3%
Voya Financial, Inc.	151,900	10,301,858
Insurance - 2.1%
American International Group, Inc.	189,300	9,171,585
Arch Capital Group Ltd. (a)	169,700	6,738,787
Arthur J. Gallagher & Co.	45,600	6,609,720
Hartford Financial Services Group, Inc.	257,800	17,004,488
Principal Financial Group, Inc.	84,000	5,365,080
Reinsurance Group of America, Inc.	33,800	4,411,914
The Travelers Companies, Inc.	136,400	21,095,624
Willis Towers Watson PLC	35,100	9,085,986
		79,483,184

TOTAL FINANCIALS		445,260,706

HEALTH CARE - 12.7%
Biotechnology - 1.4%
Amgen, Inc.	102,203	24,491,927
Biogen, Inc. (a)	6,600	1,764,378
Blueprint Medicines Corp. (a)	29,200	2,812,544
Neurocrine Biosciences, Inc. (a)	59,200	5,593,808
Regeneron Pharmaceuticals, Inc. (a)	33,200	15,979,160
Vertex Pharmaceuticals, Inc. (a)	18,900	4,123,980
		54,765,797
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	274,500	32,961,960
Boston Scientific Corp. (a)	681,210	29,700,756
Danaher Corp.	10,500	2,666,370
DexCom, Inc. (a)	18,000	6,949,800
Envista Holdings Corp. (a)	216,100	9,352,808
Intuitive Surgical, Inc. (a)	24,300	21,019,500
Masimo Corp. (a)	16,400	3,815,788
Stryker Corp.	115,600	30,360,028
		136,827,010
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	99,000	11,959,200
Cigna Corp.	20,400	5,079,804
Guardant Health, Inc. (a)	33,600	5,341,728
HCA Holdings, Inc.	106,000	21,312,360
Humana, Inc.	56,700	25,245,108
Surgery Partners, Inc. (a)	287,400	13,852,680
UnitedHealth Group, Inc.	149,400	59,580,720
		142,371,600
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	101,400	5,871,060
Life Sciences Tools & Services - 1.1%
Avantor, Inc. (a)	370,400	11,867,616
Thermo Fisher Scientific, Inc.	66,000	31,035,180
		42,902,796
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	476,500	29,743,130
Eli Lilly & Co.	147,266	26,915,807
Horizon Therapeutics PLC (a)	192,400	18,204,888
Merck & Co., Inc.	30,300	2,257,350
Royalty Pharma PLC (b)	269,200	11,844,800
Zoetis, Inc. Class A	126,000	21,801,780
		110,767,755

TOTAL HEALTH CARE		493,506,018

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.5%
General Dynamics Corp.	101,800	19,365,414
Lockheed Martin Corp.	18,900	7,192,584
Northrop Grumman Corp.	55,500	19,671,420
Raytheon Technologies Corp.	340,148	28,313,920
The Boeing Co. (a)	100,500	23,548,155
		98,091,493
Air Freight & Logistics - 0.6%
FedEx Corp.	75,099	21,801,991
Construction & Engineering - 0.5%
AECOM (a)	313,700	20,839,091
Electrical Equipment - 1.2%
Sensata Technologies, Inc. PLC (a)	504,539	29,132,082
Sunrun, Inc. (a)	347,095	17,007,655
		46,139,737
Industrial Conglomerates - 1.0%
3M Co.	43,800	8,634,732
General Electric Co.	1,967,919	25,819,097
Honeywell International, Inc.	21,100	4,706,144
		39,159,973
Machinery - 1.5%
Allison Transmission Holdings, Inc.	597,100	24,761,737
Caterpillar, Inc.	138,400	31,570,424
Flowserve Corp.	55,100	2,184,164
		58,516,325
Marine - 0.5%
Kirby Corp. (a)	291,400	18,562,180
Professional Services - 0.9%
Nielsen Holdings PLC	1,349,884	34,624,525
Road & Rail - 1.0%
Norfolk Southern Corp.	75,018	20,948,026
Uber Technologies, Inc. (a)	233,251	12,775,157
Union Pacific Corp.	23,400	5,196,906
		38,920,089

TOTAL INDUSTRIALS		376,655,404

INFORMATION TECHNOLOGY - 25.6%
Communications Equipment - 0.0%
CommScope Holding Co., Inc. (a)	15,900	261,555
Lumentum Holdings, Inc. (a)	12,600	1,071,630
		1,333,185
Electronic Equipment & Components - 1.7%
Avnet, Inc.	66,100	2,903,112
Corning, Inc.	113,100	5,000,151
Jabil, Inc.	1,131,431	59,309,613
		67,212,876
IT Services - 5.9%
Alliance Data Systems Corp.	8,400	989,940
Cognizant Technology Solutions Corp. Class A	61,000	4,904,400
DXC Technology Co.	26,000	855,660
Euronet Worldwide, Inc. (a)	13,700	1,964,991
Fidelity National Information Services, Inc.	61,158	9,351,058
Fiserv, Inc. (a)	43,500	5,225,220
FleetCor Technologies, Inc. (a)	3,100	891,932
Genpact Ltd.	285,400	13,565,062
Global Payments, Inc.	67,700	14,530,451
GoDaddy, Inc. (a)	49,605	4,306,706
MasterCard, Inc. Class A	192,100	73,393,726
MongoDB, Inc. Class A (a)	10,400	3,093,584
PayPal Holdings, Inc. (a)	128,000	33,573,120
Sabre Corp. (b)	174,800	2,618,504
Snowflake Computing, Inc.	2,200	509,498
Square, Inc. (a)	38,800	9,499,016
Twilio, Inc. Class A (a)	15,800	5,811,240
Visa, Inc. Class A	186,100	43,465,516
WEX, Inc. (a)	5,700	1,169,697
		229,719,321
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	23,712	1,935,373
Applied Materials, Inc.	130,900	17,371,739
Lam Research Corp.	30,630	19,004,384
Marvell Technology, Inc.	433,100	19,580,451
Micron Technology, Inc. (a)	306,760	26,402,833
NVIDIA Corp.	73,480	44,115,922
ON Semiconductor Corp. (a)	482,368	18,812,352
Qualcomm, Inc.	80,104	11,118,435
Semtech Corp. (a)	10,900	738,366
Xilinx, Inc.	20,400	2,610,384
		161,690,239
Software - 9.4%
Adobe, Inc. (a)	17,200	8,743,448
Anaplan, Inc. (a)	67,700	4,038,305
Autodesk, Inc. (a)	80,035	23,363,017
Elastic NV (a)	87,000	10,493,940
FireEye, Inc. (a)	67,800	1,347,525
Five9, Inc. (a)	18,800	3,533,836
HubSpot, Inc. (a)	4,600	2,421,670
Intuit, Inc.	10,000	4,121,600
LivePerson, Inc. (a)	13,100	715,915
Microsoft Corp.	809,300	204,089,275
NortonLifeLock, Inc.	444,947	9,615,305
Nutanix, Inc. Class A (a)	11,700	316,368
Palo Alto Networks, Inc. (a)	26,800	9,470,852
PTC, Inc. (a)	26,100	3,417,534
Rapid7, Inc. (a)	9,600	780,000
RingCentral, Inc. (a)	11,000	3,508,450
Salesforce.com, Inc. (a)	96,263	22,171,294
ServiceNow, Inc. (a)	14,300	7,241,091
Slack Technologies, Inc. Class A (a)	26,800	1,136,320
Splunk, Inc. (a)	30,600	3,868,452
SS&C Technologies Holdings, Inc.	71,400	5,299,308
SVMK, Inc. (a)	381,740	6,867,503
Viant Technology, Inc.	4,900	160,916
VMware, Inc. Class A (a)(b)	17,300	2,782,359
Workday, Inc. Class A (a)	60,500	14,943,500
Yext, Inc. (a)	293,849	4,099,194
Zendesk, Inc. (a)	31,900	4,662,185
Zoom Video Communications, Inc. Class A (a)	7,800	2,492,646
		365,701,808
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	1,159,236	152,393,165
HP, Inc.	260,100	8,872,011
Pure Storage, Inc. Class A (a)	36,400	736,008
Western Digital Corp.	98,300	6,942,929
Xerox Holdings Corp.	24,700	596,258
		169,540,371

TOTAL INFORMATION TECHNOLOGY		995,197,800

MATERIALS - 2.8%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	17,577	5,070,613
Albemarle Corp. U.S.	21,300	3,582,021
DuPont de Nemours, Inc.	36,985	2,851,913
Ecolab, Inc.	18,782	4,209,422
FMC Corp.	23,848	2,819,788
International Flavors & Fragrances, Inc.	29,412	4,181,504
Linde PLC	38,086	10,886,502
LyondellBasell Industries NV Class A	25,700	2,666,118
Olin Corp.	203,300	8,747,999
Sherwin-Williams Co.	14,355	3,931,404
		48,947,284
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	21,739	7,676,476
Vulcan Materials Co.	39,200	6,987,008
		14,663,484
Containers & Packaging - 0.2%
Crown Holdings, Inc.	66,800	7,334,640
Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	689,034	25,983,472
Newmont Corp.	78,200	4,880,462
Reliance Steel & Aluminum Co.	19,169	3,072,982
Royal Gold, Inc.	16,100	1,800,946
		35,737,862

TOTAL MATERIALS		106,683,270

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	27,200	4,925,920
American Tower Corp.	54,900	13,986,873
Corporate Office Properties Trust (SBI)	91,300	2,560,052
CubeSmart	142,800	6,046,152
Digital Realty Trust, Inc.	38,200	5,894,642
Douglas Emmett, Inc.	144,900	4,859,946
Equinix, Inc.	800	576,608
Equity Lifestyle Properties, Inc.	109,300	7,585,420
Invitation Homes, Inc.	239,700	8,403,882
Kilroy Realty Corp.	90,600	6,209,724
Mid-America Apartment Communities, Inc.	71,300	11,217,629
Prologis (REIT), Inc.	92,400	10,767,372
SBA Communications Corp. Class A	12,900	3,866,388
Ventas, Inc.	168,500	9,345,010
VICI Properties, Inc.	131,400	4,165,380
Weyerhaeuser Co.	148,000	5,737,960
		106,148,958
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC (a)	135,600	2,305,200
Jones Lang LaSalle, Inc. (a)	66,500	12,496,015
		14,801,215

TOTAL REAL ESTATE		120,950,173

UTILITIES - 2.5%
Electric Utilities - 1.7%
Edison International	113,600	6,753,520
Entergy Corp.	22,200	2,426,238
Evergy, Inc.	90,400	5,782,888
Exelon Corp.	178,693	8,030,463
FirstEnergy Corp.	186,000	7,053,120
NextEra Energy, Inc.	194,040	15,040,040
NRG Energy, Inc.	46,200	1,654,884
PG&E Corp. (a)	645,493	7,306,981
Southern Co.	204,900	13,558,233
		67,606,367
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	143,500	3,992,170
Vistra Corp.	151,000	2,547,370
		6,539,540
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	103,790	2,541,817
Dominion Energy, Inc.	115,041	9,191,776
NiSource, Inc.	124,200	3,231,684
Sempra Energy	61,644	8,480,365
		23,445,642

TOTAL UTILITIES		97,591,549

TOTAL COMMON STOCKS
(Cost $2,059,911,569)		3,833,005,618
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 5/27/21 to 7/1/21 (c)
(Cost $6,999,841)	7,000,000	6,999,873
	Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.04% (d)	144,121,662	$144,150,486
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	16,387,941	16,389,580
TOTAL MONEY MARKET FUNDS
(Cost $160,538,946)		160,540,066
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $2,227,450,356)		4,000,545,557
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(115,735,171)
NET ASSETS - 100%		$3,884,810,386

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	95	June 2021	$19,828,400	$685,755	$685,755

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,571,877.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,657
Fidelity Securities Lending Cash Central Fund	3,560
Total	$12,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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